Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 2,004,631	$ 39,989,781	$ 3,038,876	$ 60,621,631			$ 81,912,409			$ 97,851,754
Customers, net	3,427,913	68,382,413		89,263,870
Other non-financing accounts receivable		3,539,505		3,667,242
Sundry debtors		28,076,118		27,748,849
Investments in joint ventures and associates	602,301	12,015,129		14,874,579
Notes receivable		886,827		122,565,306
Government bonds		129,320,536
Other assets		31,615,623		31,416,091
Suppliers	(14,135,159)	(281,978,041)		(208,034,407)
Accounts and accrued expenses payable	$ (1,539,423)	(30,709,497)		(26,055,151)
Leases		(63,184,128)		(68,148,627)			$ (70,651,797)
Debt		(2,232,694,117)		(2,035,079,540)	$ (1,851,000)	$ (34,875,000)		$ (5,640,000)	$ (112,000,000)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,947,993		11,496,330
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665		346,563
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(9,318,015)
Derivative liabilities [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value				(16,650,171)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		26,332,658		11,842,893
Cash and cash equivalents		39,989,781		60,621,631
Customers, net		68,382,413		89,263,870
Other non-financing accounts receivable		1,944,413
Officials and employees		3,539,505		3,667,242
Sundry debtors		28,076,118		27,748,849
Investments in joint ventures and associates		12,015,129		14,874,579
Notes receivable		886,827		127,475,276
Government bonds		129,549,519
Other assets		3,824,923		3,451,096
Financial assets not measured at fair value		288,208,618		327,102,543
Financial liabilities measured at fair value		(9,318,015)		(16,650,171)
Suppliers		(281,978,041)		(208,034,407)
Accounts and accrued expenses payable		(30,709,497)		(26,055,151)
Leases		(63,184,128)		(68,148,627)
Debt		(2,258,727,317)		(1,983,174,088)
Financial liabilities not measured at fair value		(2,634,598,983)		(2,285,412,273)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,947,993		11,496,330
Financial liabilities measured at fair value		(9,318,015)
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665		346,563
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		39,989,781		60,621,631
Customers, net		68,382,413		89,263,870
Other non-financing accounts receivable		1,944,413
Officials and employees		3,539,505		3,667,242
Sundry debtors		28,076,118		27,748,849
Investments in joint ventures and associates		12,015,129		14,874,579
Notes receivable		886,827		127,475,276
Government bonds		129,549,519
Other assets		3,824,923		3,451,096
Financial assets not measured at fair value		288,208,618		327,102,543
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,947,993		11,496,330
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,947,993		11,496,330
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665		346,563
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665		346,563
Carrying amount [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value				(16,650,171)
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers		(281,978,041)		(208,034,407)
Accounts and accrued expenses payable		(30,709,497)		(26,055,151)
Leases		(63,184,128)		(68,148,627)
Debt		(2,258,727,317)		(1,983,174,088)
Financial liabilities not measured at fair value		(2,634,598,983)		(2,285,412,273)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(9,318,015)		(16,650,171)
Carrying amount [member] | Derivative liabilities [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(9,318,015)
Carrying amount [member] | Derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value				(16,650,171)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt		(2,232,694,117)		(2,035,079,540)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		25,947,993		11,496,330
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665		346,563
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(9,318,015)
Level 2 [member] | Derivative liabilities [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value				$ (16,650,171)
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Government bonds		$ 129,320,536